SEMIANNUAL REPORT


                                Cash Account
                                Trust

                                October 31, 2001

                                Service Shares

                                Money Market Portfolio

                                Government Securities Portfolio

                                Tax-Exempt Portfolio

Dear Shareholder:
--------------------------------------------------------------------------------


We appreciate your decision to invest in Cash Account Trust. To provide you with an update of holdings, on the following pages you'll find the fund's semiannual report for the six-months ended October 31, 2001. Also included are the financial highlights for the Service Shares of the following portfolios:

o  Money Market Portfolio

o  Government Securities Portfolio

o  Tax-Exempt Portfolio

Briefly, for the past six months ending October 31, 2001 the fund's portfolios registered solid performance and achieved their stated objectives of providing maximum current income while maintaining stability of principal.

Economic Review and Outlook

The past six months will not be forgotten. Focusing on economic and financial prospects became a low priority in light of the tragedy of the September 11th terrorist attacks in the United States. It was a time of grief and a new environment emerged with significant challenges, uncertainties and many unanswered questions.

The Federal Reserve (Fed) lowered rates by 50 basis points in October, the ninth time this year, bringing the cumulative total easing to 400 basis points. The magnitude of these actions is unprecedented, and unfortunately, evidence of its intended impact of stopping the downturn and returning economic momentum to a favorable trajectory remains elusive. In this context the yield curve has a slightly positive slope. Moreover, the forward yield curve suggests a bottoming of Federal Funds at 2% versus the current target of 2.5% and, looking out further, implies the start of a tightening of monetary policy in the second half of 2002.

We still favor lengthening at these yield levels. This is based on the weakened state of the economy and the high prospects for additional ease to stabilize and promote the economy's recovery. Prior to September 11, the economy exhibited signs of recovery. However, this momentum was damaged by the terrorist attacks. In our view the recovery was delayed but not ended. In broad terms we should witness weak economic data near term to be followed by a significantly stronger recovery path in 2002. Both fiscal and monetary stimuli are key ingredients.

Projections for this and the next quarter remain very cloudy because only the passage of time will provide the substance to gauge the dynamics affecting markets. However, there are some positive signs, particularly a firming in consumer activity, including rebated auto sales, reasonable housing activity, and a stock market which is showing signs of life. In addition, fiscal stimulus which is forthcoming will be a key ingredient for fostering the economy's renewal.

Unfortunately, we must still face deleterious impact to consumer sentiment from weak employment data which will be reported. Nevertheless, we feel the economy is poised to embark on a solid path of recovery as the calendar turns.

Portfolio Performance
As of October 31, 2001
--------------------------------------------------------------------------------
                                                               Service Shares
                                                             7-Day Current Yield
--------------------------------------------------------------------------------
Money Market Portfolio -- Service shares                           1.79%
--------------------------------------------------------------------------------
Government Securities Portfolio -- Service shares                  1.57%
--------------------------------------------------------------------------------
Tax-Exempt Portfolio -- Service shares                             1.20%
--------------------------------------------------------------------------------
  (Equivalent Taxable Yield)                                       1.97%
--------------------------------------------------------------------------------

To find out current yield information, contact your financial services firm from which you obtained the prospectus. Yields are historical, may fluctuate, and do not guarantee future performance. Net yields are the sum of the daily dividend rates for the period.

Thank you again for your investment. We look forward to serving your investment needs for years to come.


/s/Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

November 19, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 39.1%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments                                                         as of October 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

Money Market Portfolio
                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
 Certificates of Deposit and Bank Notes 18.0%
-------------------------------------------------------------------------------------------------------------------
Allfirst Bank, 2.356%*, 7/23/2002                                                   50,000,000         50,000,000
Allfirst Bank, 3.503%*, 8/28/2002                                                   60,000,000         60,000,000
American Express Centurian Bank, 2.432%*, 8/20/2002                                100,000,000        100,000,000
American Express Centurian Bank, 2.634%*, 8/28/2002                                 75,000,000         75,000,000
Banc One Corp., 2.55%*, 8/15/2002                                                  100,000,000         99,984,274
Banco de Galicia y Buenos Aires SA, 2.53%***, 11/19/2001                            82,000,000         81,896,270
Banco de Galicia y Buenos Aires SA, 3.4%***, 11/21/2001                             62,500,000         62,381,944
Banco de Galicia y Buenos Aires SA, 2.48%***, 2/22/2002                             62,500,000         62,013,472
Comerica Bank, 2.475%*, 8/14/2002                                                  100,000,000         99,984,329
Comerica Bank, 2.55%*, 10/28/2002                                                  100,000,000        100,000,000
Commerzbank Europe, 2.52%***, 11/19/2001                                           205,000,000        204,741,700
Commerzbank U.S. Finance, Inc., 2.57%***, 3/20/2002                                 40,000,000         39,603,078
Deutsche Bank Financial, Inc., 2.48%***, 11/2/2001                                 100,000,000         99,993,111
Federal Home Loan Bank, 3.7%*, 8/7/2002                                             80,000,000         80,000,000
Federal Home Loan Bank, 3.65%, 8/23/2002                                            50,000,000         50,000,000
Federal Home Loan Bank, 2.286%*, 3/24/03                                           100,000,000         99,930,676
First U.S.A. Bank, 3.64%*, 5/15/2002                                                20,000,000         20,010,922
First Union National Bank, 3.62%*, 5/8/2002                                         55,000,000         55,000,000
FleetBoston Financial Corp., 3.819%*, 5/1/2002                                      25,000,000         25,024,020
National City Bank, 2.55%*, 8/16/2002                                              100,000,000         99,984,219
National City Bank, 2.55%*, 8/16/2002                                               90,000,000         89,985,797
Royal Bank of Canada, 2.5%***, 11/6/2001                                           163,305,000        163,248,298
Swedbank, Inc., 2.25%***, 4/16/2002                                                 70,000,000         69,273,750
-------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes ($1,973,045,599)                                       1,888,055,860
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Commercial Paper 80.1%
-------------------------------------------------------------------------------------------------------------------
ABN Amro North America Finance, Inc., 3.8%, 3/1/2002                                85,287,000         84,206,698
Ace Overseas Corp., 3.46%***, 11/20/2001                                            37,835,000         37,765,909
AES Shady Point, Inc., 3.44%***, 11/6/2001                                          43,326,000         43,305,300
Alpine Securitization, 2.4%***, 11/29/2001                                          80,000,000         79,850,667
Alpine Securitization, 2.42%***, 11/29/2001                                        120,000,000        119,774,133
American Honda Finance Corp., 3.53%, 11/19/2001                                     50,000,000         49,999,510
American Honda Finance Corp., 3.466%*, 3/5/2002                                     25,000,000         25,000,000
American Honda Finance Corp., 3.611%*, 5/20/2002                                    80,000,000         80,044,768
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp., 2.34%***, 12/19/2001                                      100,000,000         99,688,000
Asset Portfolio Funding, 2.5%***, 11/20/2001                                        67,525,000         67,435,905
Asset Portfolio Funding, 2.5%***, 1/18/2002                                        170,000,000        169,079,167
Associates Corp., 3.19%*, 6/15/2002                                                 25,000,000         25,000,000
Associates Corp., 2.64%*, 6/26/2002                                                 30,000,000         30,000,000
Atlantis One Funding, 2.15%***, 2/13/2002                                          200,418,000        199,173,182
Barclays U.S. Funding Corp., 2.13%***, 1/29/2002                                   100,000,000         99,473,417
Bavaria Finance Funding LLC, 3.57%***, 11/1/2001                                    22,711,000         22,711,000
Bavaria Finance Funding LLC, 2.51%***, 12/17/2001                                   23,548,000         23,472,476
Bavaria Finance Funding LLC, 2.92%***, 12/17/2001                                   25,693,000         25,597,137
Bavaria Finance Funding LLC, 2.31%***, 1/23/2002                                    30,305,000         30,143,601
Bavaria Universal Funding Corp., 2.47%***, 11/16/2001                               50,000,000         49,948,542
Bavaria Universal Funding Corp., 2.4%***, 11/19/2001                                25,740,000         25,709,112
Bavaria Universal Funding Corp., 2.34%***, 1/22/2002                                48,000,000         47,744,160
Bavaria Universal Funding Corp., 2.543%*, 4/10/2002                                 50,000,000         49,999,684
Bayerische Hypo-Und Vereinsbank AG, 2.5%***, 11/5/2001                              73,089,000         73,068,698
Beta Finance, Inc., 4.7%, 3/18/2002                                                100,000,000        100,000,000
Beta Finance, Inc., 2.59%*, 5/3/2002                                                25,000,000         25,000,000
Blue Ridge Asset Funding Corp., 3.35%***, 11/8/2001                                 20,500,000         20,486,647
Blue Ridge Asset Funding Corp., 2.27%***, 12/11/2001                                33,000,000         32,916,767
Capital One Funding Corp., 2.55%*, 4/1/2014                                         40,116,000         40,116,000
Capital One Funding Corp., 2.55%*, 12/2/2019                                        10,970,000         10,970,000
Capital One Funding Corp., 2.55%*, 10/1/2024                                         7,184,893          7,184,893
Capital One Funding Corp., 2.55%*, 4/1/2025                                         18,897,000         18,897,000
Caterpillar Financial Services, 3.512%*, 6/3/2002                                   45,000,000         45,000,000
Caterpillar Financial Services, 2.581%*, 7/8/2002                                   25,000,000         25,000,000
Caterpillar Financial Services, 2.531%*, 7/9/2002                                   45,000,000         45,000,000
Clipper Receivables Corp., 2.5%***, 11/13/2001                                      29,500,000         29,475,417
COFCO Capital Corp., 2.38%***, 11/26/2001                                           50,000,000         49,917,361
Corporate Receivables Corp., 2.48%***, 11/13/2001                                   85,000,000         84,929,733
Corporate Receivables Corp., 2.3%***, 1/22/2002                                    100,000,000         99,476,111
CXC, Inc., 3.44%***, 11/6/2001                                                      95,000,000         94,954,611
CXC, Inc., 2.26%***, 12/11/2001                                                     20,000,000         19,949,778
CXC, Inc., 2.3%***, 1/25/2002                                                       85,000,000         84,538,403
Danske Corp., 2.49%***, 11/5/2001                                                  100,000,000         99,972,333
Danske Corp., 3.8%, 3/5/2002                                                        50,000,000         49,345,556
Delaware Funding Corp., 2.5%***, 11/9/2001                                         200,000,000        199,888,889
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       3

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc., 3.49%***, 11/5/2001                                   110,643,000        110,612,389
Eureka Securitization, Inc., 3.33%***, 11/6/2001                                    40,000,000         39,981,500
Falcon Asset Securitization Corp., 3.4%***, 12/6/2001                               67,083,000         66,861,253
Falcon Asset Securitization Corp., 2.38%***, 12/7/2001                              65,000,000         64,845,300
Fcar Owner Trust I, 3.33%***, 3/6/2002                                              40,000,000         39,537,500
Federal National Mortgage Association, 3.65%, 8/14/2002                             40,000,000         40,000,000
Forrestal Funding Master Trust, 2.4%***, 11/30/2001                                 65,000,000         64,874,333
Four Winds Funding Corp., 2.24%***, 1/15/2002                                      144,387,000        143,713,194
Four Winds Funding Corp., 2.31%***, 1/15/2002                                       50,000,000         49,759,375
Galaxy Funding, Inc., 2.54%***, 1/25/2002                                          188,750,000        187,616,386
General Electric Capital Corp., 2.7%***, 6/14/2002                                  86,985,000         85,517,128
General Electric Capital Corp., 2.72%***, 6/14/2002                                100,000,000         98,300,000
Giro Funding U.S. Corp., 2.55%***, 11/15/2001                                       99,000,000         98,901,825
Giro Funding U.S. Corp., 2.35%***, 12/12/2001                                      129,000,000        128,654,746
Giro Funding U.S. Corp., 2.35%***, 1/15/2002                                       100,000,000         99,510,417
Giro Funding U.S. Corp., 2.35%***, 1/22/2002                                        70,307,000         69,930,662
Goldman Sachs Group, Inc., 4.125%, 12/20/2001                                       70,000,000         70,000,000
Goldman Sachs Group, Inc., 3.8%*, 2/5/2002                                          30,000,000         30,003,295
Goldman Sachs Group, Inc., 2.823%*, 3/21/2002                                       60,000,000         60,013,076
Goldman Sachs Group, Inc., 2.779%*, 7/5/2002                                        30,000,000         30,036,028
Greenwich Funding Corp., 3.45%, 11/8/2001                                          120,000,000        119,919,500
Greenwich Funding Corp., 2.48%***, 11/16/2001                                       80,000,000         79,917,333
Greyhawk Funding, LLC, 2.47%***, 11/16/2001                                         84,273,000         84,186,269
Hatteras Funding Corp., 3.36%***, 12/6/2001                                         75,000,000         74,755,000
Household Finance Corp., 3.713%*, 5/24/2002                                         50,000,000         50,051,400
Household Finance Corp., 2.477%*, 9/26/2002                                         40,000,000         40,000,000
John Deere Capital Corp., 3.539%*, 11/14/2001                                       50,000,000         49,999,311
Jupiter Securitization Corp., 2.38%***, 11/27/2001                                 100,000,000         99,828,111
K2 (USA), LLC, 3.68%, 2/12/2002                                                     31,000,000         30,673,604
K2 (USA), LLC, 3.68%, 2/15/2002                                                     42,000,000         41,544,907
K2 (USA), LLC, 3.57%, 2/26/2002                                                      7,500,000          7,412,981
K2 (USA), LLC, 3.488%*, 6/17/2002                                                   75,000,000         75,000,000
Louis Dreyfus Corp., 2.5%***, 11/5/2001                                             50,000,000         49,986,111
Merrill Lynch & Co., Inc., 3.539%*, 11/14/2001                                      50,000,000         49,999,653
Moriaty LLC, 3.39%***, 2/20/2002                                                    74,989,000         74,205,177
Moriaty LLC, 2.75%***, 3/11/2002                                                    50,000,000         49,503,472
Moriaty LLC, 3.61%, 4/11/2002                                                       64,606,000         63,562,954
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       4

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
NATC California LLC, 2.25%***, 1/22/2002                                           165,000,000        164,154,375
Nordea North America, Inc., 3.35%***, 11/6/2001                                     50,000,000         49,976,736
Nordea North America, Inc., 3.46%***, 11/8/2001                                     50,000,000         49,966,361
Nordea North America, Inc., 2.08%***, 2/26/2002                                    100,000,000         99,324,000
Old Line Funding Corp., 2.27%***, 12/14/2001                                        35,161,000         35,065,665
Pemex Capital, Inc., 3.35%***, 11/7/2001                                            50,000,000         49,972,083
Pennine Funding LLC, 3.4%***, 1/30/2002                                             33,700,000         33,413,550
Pennine Funding LLC, 3.4%***, 2/12/2002                                             45,000,000         44,562,250
Pennine Funding LLC, 2.75%***, 3/4/2002                                             20,000,000         19,812,083
Phillip Morris Companies, Inc., 3.713%*, 12/4/2001                                 110,000,000        109,989,080
Preferred Receivables Funding Corp., 2.48%***, 11/15/2001                          200,000,000        199,807,111
Private Export Funding Corp., 3.52%, 12/20/2001                                     16,000,000         15,923,342
Private Export Funding Corp., 3.35%***, 2/15/2002                                   51,301,000         50,794,973
Private Export Funding Corp., 2.34%***, 4/2/2002                                    17,000,000         16,832,040
Quincy Capital Corp., 2.51%***, 11/2/2001                                          133,386,000        133,376,700
Receivables Capital Corp., 2.48%***, 11/7/2001                                      13,897,000         13,891,256
Scaldis Capital LLC, 2.6%***, 1/10/2002                                             25,142,000         25,014,893
Scaldis Capital LLC, 2.4%***, 1/14/2002                                             45,363,000         45,139,209
Scaldis Capital LLC, 2.58%***, 1/22/2002                                            75,820,000         75,374,431
Scaldis Capital LLC, 2.16%***, 2/20/2002                                            45,325,000         45,023,136
Sheffield Receivables Corp., 2.36%***, 11/26/2001                                  100,000,000         99,836,111
Sheffield Receivables Corp., 2.54%***, 1/10/2002                                   100,000,000         99,506,111
Sigma Finance, Inc., 2.515%, 3/15/2002                                              50,000,000         49,999,095
Sigma Finance, Inc., 2.53%*, 4/15/2002                                              75,000,000         74,996,637
Sincochem American C.P., Inc., 2.49%***, 11/7/2001                                  25,000,000         24,989,625
Sincochem American C.P., Inc., 2.37%***, 12/3/2001                                  49,000,000         48,896,773
Societe General, 2.06%***, 2/1/2002                                                100,000,000         99,473,556
Spintab AB, 3.48%***, 11/16/2001                                                    20,000,000         19,971,000
Spintab AB, 3.46%***, 12/5/2001                                                     65,500,000         65,285,961
Stellar Funding Group, Inc., 3.47%***, 11/7/2001                                    40,000,000         39,976,867
Stellar Funding Group, Inc., 2.48%***, 11/19/2001                                  207,000,000        206,743,320
Stellar Funding Group, Inc., 2.6%***, 11/28/2001                                    19,087,000         19,049,780
Stellar Funding Group, Inc., 3.42%***, 11/28/2001                                   52,465,000         52,330,427
Stellar Funding Group, Inc., 3.35%***, 12/7/2001                                    25,287,000         25,202,289
Thunder Bay Funding, Inc., 2.48%***, 11/6/2001                                      10,000,000          9,996,556
Thunder Bay Funding, Inc., 2.48%***, 11/15/2001                                    125,273,000        125,152,181
Thunder Bay Funding, Inc., 2.4%***, 11/27/2001                                      46,412,000         46,331,553
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       5

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
UBS Finance LLC, 3.61%, 12/6/2001                                                   55,876,000         55,679,891
UBS Finance LLC, 3.6%, 3/15/2002                                                    85,000,000         83,861,000
Variable Funding Capital Corp., 3.25%***, 11/5/2001                                100,000,000         99,963,889
Verizon Global Funding, 3.186%*, 7/15/2002                                          85,000,000         84,989,739
Verizon Network Funding Corp., 2.36%***, 1/10/2002                                  40,000,000         39,816,444
Verizon Network Funding Corp., 2.34%***, 1/30/2002                                  20,000,000         19,883,000
Verizon Network Funding Corp., 2.47%***, 2/21/2002                                  45,000,000         44,654,200
WCP Funding, Inc., 3.46%***, 11/7/2001                                              23,650,000         23,636,342
WCP Funding, Inc., 3.47%***, 11/8/2001                                              35,000,000         34,976,385
WCP Funding, Inc., 2.62%***, 1/13/2001                                              90,000,000         89,921,400
WCP Funding, Inc., 2.25%***, 1/25/2002                                              50,000,000         49,734,373
-------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $8,287,702,795)                                                        8,372,692,534
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Miscellaneous Investments 0.2%
-------------------------------------------------------------------------------------------------------------------
Texas, General Obligation, 2.55%*, 12/1/33                                           2,255,000          2,255,000
Texas, General Obligation, 2.5%*, 12/1/29                                           17,500,000         17,500,000
-------------------------------------------------------------------------------------------------------------------
Total Miscellaneous Investments (Cost $19,755,000)                                                     19,755,000
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements** 1.7%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., to be repurchased at $60,004,367, 2.62%, 11/1/2001           60,000,000         60,000,000
Merrill Lynch & Co., Inc., to be repurchased at $100,007,306, 2.63%, 11/1/2001     100,000,000        100,000,000
State Street Bank and Trust Co., to be repurchased at $15,263,068, 2.52%,
  11/1/2001                                                                         15,262,000         15,262,000
-------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $175,262,000)                                                       175,262,000
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $10,455,765,394) (a)                                      10,455,765,394
-------------------------------------------------------------------------------------------------------------------

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2001.
** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.
***      Annualized yield at time of purchase, not a coupon rate.
(a)      Cost for federal income tax purposes was $10,455,765,394.



    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments                                                         as of October 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

Government Securities Portfolio
                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Short-Term Notes 63.9%
-------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 3.52%, 11/1/2001                                          20,000,000       20,000,000
Federal Farm Credit Bank, 2.52%*, 6/3/2002                                          10,000,000        9,998,901
Federal Farm Credit Bank, 2.52%*, 7/18/2002                                         50,000,000       49,996,651
Federal Farm Credit Bank, 2.475%*, 6/2/2003                                         15,000,000       14,994,267
Federal Home Loan Bank, 6.75%, 2/1/2002                                             20,000,000       20,103,167
Federal Home Loan Bank, 2.505%*, 4/18/2002                                          10,000,000        9,999,539
Federal Home Loan Bank, 3.7%*, 8/7/2002                                             20,000,000       20,000,000
Federal Home Loan Bank, 3.63%, 8/15/2002                                            45,000,000       45,000,000
Federal Home Loan Bank, 2.493%*, 8/23/2002                                          40,000,000       39,981,553
Federal Home Loan Bank, 3.65%, 8/23/2002                                            25,000,000       25,000,000
Federal Home Loan Bank, 2.338%*, 9/20/2002                                          60,000,000       59,981,470
Federal Home Loan Bank, 2.515%, 10/17/2002                                          32,500,000       32,500,000
Federal Home Loan Bank, 2.49%*, 12/27/2002                                          15,000,000       14,993,225
Federal Home Loan Bank, 2.37%*, 1/17/2003                                           25,000,000       24,990,319
Federal Home Loan Bank, 2.285%*, 2/26/2003                                          40,000,000       39,980,755
Federal Home Loan Bank, 2.447%*, 3/6/2003                                           75,000,000       74,947,749
Federal Home Loan Bank, 2.286%*, 3/24/2003                                          50,000,000       49,965,338
Federal Home Loan Mortgage Corp., 2.26%***, 1/17/2002                               56,309,000       56,036,809
Federal Home Loan Mortgage Corp., 3.5%***, 4/19/2002                                 9,487,000        9,331,123
Federal National Mortgage Association, 2.52%*, 11/5/2001                            32,500,000       32,500,045
Federal National Mortgage Association, 3.29%*, 12/3/2001                            20,000,000       19,999,320
Federal National Mortgage Association, 2.26%***, 1/17/2002                          40,000,000       39,806,644
Federal National Mortgage Association, 3.92%***, 3/5/2002                           15,000,000       14,797,467
Federal National Mortgage Association, 3.92%***, 3/7/2002                           18,000,000       17,753,040
Federal National Mortgage Association, 3.655%***, 4/19/2002                         20,000,000       19,656,836
Federal National Mortgage Association, 2.267%*, 7/26/2002                            5,000,000        4,999,271
Federal National Mortgage Association, 3.65%, 8/14/2002                             25,000,000       25,000,000
Federal National Mortgage Association, 2.44%*, 10/4/2002                            35,000,000       34,989,929
Federal National Mortgage Association, 2.56%*, 10/17/2002                           40,000,000       39,974,546
Federal National Mortgage Association, 2.503%*, 1/3/2003                             5,000,000        4,998,095
Federal National Mortgage Association, 2.13%*, 1/27/2003                            10,000,000        9,992,706
Federal National Mortgage Association, 2.473%*, 5/7/2003                            25,000,000       24,990,083
Hainan Airlines, Series 2000-1, 2.619%, 6/21/2004                                   21,246,774       21,246,774
Hainan Airlines, Series 2000-2, 2.683%*, 12/21/2004                                 19,454,543       19,454,543
Overseas Private Investment Corp., 2.5%*, 4/2/2007                                   4,130,000        4,129,266
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       7

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Association, 2.754%*, 2/4/2002                               20,000,000       19,999,503
Student Loan Marketing Association, 2.589%*, 2/7/2002                              100,000,000       99,991,803
Student Loan Marketing Association, 2.569%*, 4/11/2002                              10,000,000        9,998,312
Student Loan Marketing Association, 2.589%*, 4/25/2002                              30,000,000       29,993,127
Student Loan Marketing Association, 4.02%, 6/5/2002                                 38,000,000       38,000,000
Student Loan Marketing Association, 2.66%, 9/25/2002                                46,000,000       46,000,000
Student Loan Marketing Association, 2.4%, 10/10/2002                                40,000,000       40,000,000
-------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $1,236,072,176)                                                      1,236,072,176
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements** 36.1%
-------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., to be repurchased at $100,201,667, 2.42%, 11/15/2001           100,000,000      100,000,000
Bear Stearns, Inc., to be repurchased at $90,043,925, 2.51%, 11/7/2001              90,000,000       90,000,000
Bear Stearns, Inc., to be repurchased at $38,072,833, 2.3%, 11/29/2001              38,000,000       38,000,000
Credit Suisse First Boston Corp., to be repurchased at $75,151,042, 2.5%,
  11/1/2001                                                                         75,000,000       75,000,000
Credit Suisse First Boston Corp., to be repurchased at $70,068,056, 2.5%,
  11/7/2001                                                                         70,000,000       70,000,000
Goldman Sachs & Co., to be repurchased at $40,089,244, 2.51%, 11/5/2001             40,000,000       40,000,000
Goldman Sachs & Co., to be repurchased at $80,179,200, 2.52%, 11/5/2001             80,000,000       80,000,000
Goldman Sachs & Co., to be repurchased at $25,054,250, 2.52%, 11/5/2001             25,000,000       25,000,000
Merill Lynch, to be repurchased at $35,050,633, 2.48%, 11/1/2001                    35,000,000       35,000,000
Morgan Stanley, to be repurchased at $60,029,283, 2.51%, 11/2/2001                  60,000,000       60,000,000
Salomon Smith Barney, to be repurchased at $80,179,822, 2.38%, 11/26/2001           80,000,000       80,000,000
State Street Bank and Trust Co., to be repurchased at $4,637,325, 2.52%, 11/1/2001   4,637,000        4,637,000
-------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $697,637,000)                                                     697,637,000
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $1,933,709,176) (a)                                      1,933,709,176
-------------------------------------------------------------------------------------------------------------------

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2001.
** Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities.
***      Annualized yield at the time of purchase, not a coupon rate.
(a)      Cost for federal income tax purposes was $1,933,709,176.



    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments                                                         as of October 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

Tax-Exempt Portfolio
                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Securities* 52.8%
-------------------------------------------------------------------------------------------------------------------
Alabama
Birmingham, Special Care Facilities Financing Authority, 2.15%, 11/15/2039          21,500,000       21,500,000
Mobile, Ascension, 2.15%, 11/15/2039                                                10,000,000       10,000,000
-------------------------------------------------------------------------------------------------------------------
Alaska
Valdez, Exxon, 1.95%, 12/1/2033                                                      3,500,000        3,500,000
-------------------------------------------------------------------------------------------------------------------
Arizona
Pima County, Industrial Development Authority Revenue, 2.6%, 12/1/2005                 300,000          300,000
-------------------------------------------------------------------------------------------------------------------
California
California State Revenue Anticipation Notes, Series C, 1.901%, 6/28/2002            10,000,000       10,000,000
Los Angeles, Harbor Improvement Corp., 2.2%, 1/1/2005                                6,400,000        6,400,000
Los Angeles, Special Facilities Airport Revenue, 2.05%, 12/1/2025                    7,200,000        7,200,000
-------------------------------------------------------------------------------------------------------------------
Colorado
Denver City and County, Special Facilities Airport Revenue, 2.15%, 12/1/2029        16,000,000       16,000,000
Health Facilities Authority, Bethesda Living Center Project, 2.15%, 8/15/2030        5,905,000        5,905,000
Mullen High School Project, Educational Facilities Authority, 2.25%, 8/1/2017        3,955,000        3,955,000
Student Obligation Bond Authority, 2.05%, 9/1/2024                                  11,900,000       11,900,000
-------------------------------------------------------------------------------------------------------------------
District of Columbia
General Obligation, 2.15%, 8/1/2029                                                  6,805,000        6,805,000
-------------------------------------------------------------------------------------------------------------------
Florida
Indian River County, Hospital Revenue, 2.1%, 10/1/2015                              10,500,000       10,500,000
Orange County, Health Facilities Authority, 2.2%, 11/1/2028                          3,400,000        3,400,000
Putnam County, Development Authority, 2.05%, 3/15/2014                               2,025,000        2,025,000
Putnam County, Development Authority, 2.05%, 3/15/2014                               2,900,000        2,900,000
University of Northern Florida, 2.15%, 11/1/2024                                     6,000,000        6,000,000
University of Northern Florida, 2.15%, 11/1/2027                                     9,200,000        9,200,000
University of Northern Florida, 2.15%, 11/1/2030                                     2,000,000        2,000,000
-------------------------------------------------------------------------------------------------------------------
Georgia
Laurens County, Development Revenue, 2.2%, 9/1/2017                                  4,000,000        4,000,000
Willacoochie, Development Authority, Pollution Control Revenue, 2.2%, 5/1/2021       6,000,000        6,000,000
-------------------------------------------------------------------------------------------------------------------
Idaho
Power County, FMC Corp. Project, 2.2%, 4/1/2014                                      7,000,000        7,000,000
-------------------------------------------------------------------------------------------------------------------
Illinois
Campagna-Turans Bakery Project, Development Finance Authority, 2.4%, 8/1/2025        6,440,000        6,440,000
Carol Stream, Industrial Project Revenue, 2.1%, 4/1/2024                             1,905,000        1,905,000
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       9

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Des Plaines, Industrial Development Revenue, 2.4%, 10/1/2018                         3,835,000        3,835,000
Development Finance Authority, Museum of Contemporary Art Project, 2.05%, 2/1/2029   6,000,000        6,000,000
Elgin, Judson College Project, 2.25%, 7/1/2011                                       2,650,000        2,650,000
Franciscan, Health Facilities Authority, 2.15%, 5/15/2032                           16,460,000       16,460,000
Franklin Park, Industrial Development Authority, 2.1%, 2/1/2007                      5,000,000        5,000,000
Niles, Notre Dame High School Project, 2.11%, 3/1/2031                               6,000,000        6,000,000
Rockford, Fastener Engineers Project, Industrial Project Revenue, 2.45%, 2/1/2015    1,850,000        1,850,000
Student Assistance Commission, Student Loan Revenue, Series A, 2.1%, 3/1/2006        3,400,000        3,400,000
-------------------------------------------------------------------------------------------------------------------
Indiana
Columbia City, 2.1%, 11/30/2017                                                      3,700,000        3,700,000
Development Finance Authority, Enterprise Center V Project, 2.15%, 6/1/2022          5,000,000        5,000,000
Health Facilities Financing Authority, 2.15%, 11/15/2039                             6,000,000        6,000,000
-------------------------------------------------------------------------------------------------------------------
Kentucky
Boone County, Pollution Control Revenue, 2.35%, 8/1/2013                             8,000,000        8,000,000
Economic Development Finance Authority, Easter Seal Society Project, 2.25%,
  11/1/2030                                                                          8,700,000        8,700,000
Jefferson County, Industrial Building Revenue, 2.15%, 5/15/2030                      7,565,000        7,565,000
Kentucky Asset/Liability Commission, Tax and Revenue Anticipation Notes, Series
  B, 1.59%, 6/26/2002                                                               17,000,000       17,000,000
Lexington-Fayette Urban County, Industrial Development Revenue, 2.15%, 7/1/2019      7,200,000        7,200,000
Mason County, East Kentucky Power Co-op, 2.05%, 10/15/2014                          13,575,000       13,575,000
-------------------------------------------------------------------------------------------------------------------
Louisiana
Public Facilities Authority Revenue, 2.25%, 7/1/2021                                 6,000,000        6,000,000
-------------------------------------------------------------------------------------------------------------------
Michigan
Michigan State Housing Development Authority, 2%, 12/1/2007                          1,500,000        1,500,000
Strategic Fund, Limited Obligation Revenue, 2.3%, 2/1/2020                           5,700,000        5,700,000
University Of Michigan, Hospital Revenue, 2%, 12/1/2019                              2,300,000        2,300,000
-------------------------------------------------------------------------------------------------------------------
Missouri
Environmental Improvement Authority, Pollution Control Revenue, 2.05%, 12/15/2003    1,295,000        1,295,000
Higher Education Loan Authority, 2.05%, 12/1/2005                                   10,000,000       10,000,000
St. Louis, Development Finance Authority, 2.26%, 3/1/2030                            5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
Nebraska
Investment Finance Authority, 2.1%, 9/1/2022                                         2,000,000        2,000,000
York, Industrial Development Revenue, 2.3%, 1/1/2009                                 5,600,000        5,600,000
-------------------------------------------------------------------------------------------------------------------
New Hampshire
Business Finance Authority, 2.2%, 9/1/2012                                          11,000,000       11,000,000
-------------------------------------------------------------------------------------------------------------------
New York
Dormitory Authority Revenue, Cornell University, Series B, 1.9%, 7/1/2025            5,800,000        5,800,000
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       10

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Energy Research and Development Authority, Pollution Control Revenue, Series A,
  2.15%, 7/1/2015                                                                    6,400,000        6,400,000
-------------------------------------------------------------------------------------------------------------------
Ohio
Athens County, Port Authority, 2.2%, 6/1/2032                                        6,000,000        6,000,000
Hancock County, Multi-Family Housing, 2.26%, 1/1/2031                                6,125,000        6,125,000
Higher Education Facilities Commission, 2.25%, 9/1/2020                              7,550,000        7,550,000
Higher Education Facilities Commission, 2.25%, 9/1/2025                              3,875,000        3,875,000
Medina County, Health Care Facilities Revenue, 2.16%, 12/1/2023                      4,370,000        4,370,000
Stark County, Port Authority, 2.25%, 12/1/2022                                       5,100,000        5,100,000
-------------------------------------------------------------------------------------------------------------------
Oklahoma
Blaine County, Industrial Development Authority, 2.2%, 11/1/2018                     5,200,000        5,200,000
-------------------------------------------------------------------------------------------------------------------
Oregon
Clackamas County, Hospital Revenue, 2.2%, 5/15/2029                                  4,675,000        4,675,000
Economic Development Revenue, 2.2%, 1/1/2017                                         3,650,000        3,650,000
-------------------------------------------------------------------------------------------------------------------
Pennsylvania
Dauphin County, General Authority Revenue, 2.16%, 11/1/2017                         17,110,000       17,110,000
Emmaus, General Authority Revenue, 2.18%, 3/1/2030                                  17,300,000       17,300,000
Higher Education Assistance Agency, Student Loan Revenue, 2.15%, 3/1/2027            6,500,000        6,500,000
Lancaster County, Hospital Revenue, 2.18%, 2/15/2029                                 4,145,000        4,145,000
Lehigh County, Industrial Development Authority, 2.268%, 10/1/2014                   4,500,000        4,500,000
Parkland School District, Public School Building Authority, 2.16%, 3/1/2019          5,665,000        5,665,000
-------------------------------------------------------------------------------------------------------------------
South Carolina
Public Service Authority, 2.18%, 1/1/2023                                            2,000,000        2,000,000
-------------------------------------------------------------------------------------------------------------------
Tennessee
Marion County, Industrial and Environment Development Board, 2.2%, 6/1/2025          8,500,000        8,500,000
-------------------------------------------------------------------------------------------------------------------
Texas
Mesquite, Health Facilities Development, 2.15%, 2/15/2030                            8,000,000        8,000,000
San Antonio, Industrial Development Authority, 2.15%, 12/1/2012                      5,400,000        5,400,000
Texas Small Business Industry Development Corp., Industrial Development Revenue,
  2.05%, 7/1/2026                                                                    4,845,000        4,845,000
-------------------------------------------------------------------------------------------------------------------
Utah
Logan, Industrial Development Revenue, 2.26%, 11/1/2025                              5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
Vermont
Industrial Development Authority, 2.75%, 12/1/2004                                   2,135,000        2,135,000
Student Association Corp., Student Loan Revenue, 2.35%, 1/1/2004                    12,090,000       12,090,000
-------------------------------------------------------------------------------------------------------------------
Wisconsin
Campbellsville-Taylor County, Industrial Development Authority, 2.2%, 5/1/2015       3,000,000        3,000,000
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       11

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Merrill, Industrial Development Revenue, 2.15%, 11/1/2014                            3,245,000        3,245,000
Park Falls, Industrial Development Revenue, 2.4%, 8/1/2020                           3,500,000        3,500,000
Pewaukee, Industrial Development Revenue, 2.4%, 9/1/2020                             2,640,000        2,640,000
Whitewater, Industrial Development Revenue, 2.25%, 12/1/2009                         1,000,000        1,000,000
-------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $512,485,000)                                           512,485,000
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Other Securities 47.2%
-------------------------------------------------------------------------------------------------------------------
Alaska
Valdez, Arco, 2.45%, 11/13/2001                                                      3,400,000        3,400,000
Valdez, Arco, 2.15%, 1/14/2002                                                      10,000,000       10,000,000
Valdez, Arco, 2%, 1/15/2002                                                         10,000,000       10,000,000
Valdez, Arco, 2.5%, 1/16/2002                                                        5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
Arizona
Salt River Project, Agricultural Improvement and Power District, 2.55%, 11/9/2001    9,700,000        9,700,000
Salt River Project, Agricultural Improvement and Power District, 2.5%, 1/14/2002     4,500,000        4,500,000
Salt River Project, Agricultural Improvement and Power District, 2.5%, 1/15/2002     7,400,000        7,400,000
Salt River Project, Agricultural Improvement and Power District, 2.35%, 2/12/2002   11,700,000       11,700,000
Salt River Project, Agricultural Improvement and Power District, 2.1%, 2/14/2002     7,000,000        7,000,000
Salt River Project, Agricultural Improvement and Power District, 2.05%, 2/15/2002    5,600,000        5,600,000
-------------------------------------------------------------------------------------------------------------------
California
California Revenue Anticipation Notes, 3.25%, 6/28/2002                             18,000,000       18,119,393
-------------------------------------------------------------------------------------------------------------------
Colorado
Platte River Power Authority, 1.95%, 1/24/2002                                       6,000,000        6,000,000
-------------------------------------------------------------------------------------------------------------------
Florida
Jacksonville Electric Authority, 2.6%, 12/11/2001                                   11,170,000       11,170,000
Jacksonville Electric Authority, 2.35%, 2/11/2002                                   10,200,000       10,200,000
Gainesville Utility Authority, 2.6%, 11/13/2001                                      4,000,000        4,000,000
Orlando Capital Improvements, 2.45%, 12/11/2001                                      5,000,000        5,000,000
Kissimmee Utility Authority, 1.95%, 12/10/2001                                       5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
Georgia
Municipal Power Agency, 2.15%, 1/10/2002                                            10,000,000       10,000,000
-------------------------------------------------------------------------------------------------------------------
Indiana
Sullivan Hoosier, 2%, 1/17/2002                                                      5,200,000        5,200,000
-------------------------------------------------------------------------------------------------------------------
Kentucky
Danville, Multi-County Lease Revenue, 2.7%, 11/9/2001                                7,090,000        7,090,000
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       12

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Danville, Multi-County Lease Revenue, 2.7%, 11/13/2001                              11,000,000       11,000,000
Pendleton County, Multi-County Lease Revenue, 2.6%, 2/11/2002                       11,510,000       11,510,000
Pendleton County, Multi-County Lease Revenue, 2.2%, 2/15/2002                        8,535,000        8,535,000
-------------------------------------------------------------------------------------------------------------------
Louisiana
Industrial District Of West Baton Rouge, Pollution Control Revenue, 2.65%,
  11/15/2001                                                                         4,200,000        4,200,000
Industrial District Of West Baton Rouge, Pollution Control Revenue, 2.55%,
  11/28/2001                                                                         7,950,000        7,950,000
-------------------------------------------------------------------------------------------------------------------
Maryland
Anne Arundel County, Economic Development, 2.4%, 2/11/2002                           3,000,000        3,000,000
Anne Arundel County, Economic Development, 2.05%, 12/7/2001                          8,000,000        8,000,000
-------------------------------------------------------------------------------------------------------------------
Michigan
Strategic Fund, Continental Aluminum Project, 2.65%, 11/15/2001                      6,370,000        6,370,000
Strategic Fund, Continental Aluminum Project, 2.05%, 1/16/2002                       7,000,000        7,000,000
University of Michigan Board of Regents, 1.9%, 2/11/2002                             4,985,000        4,985,000
-------------------------------------------------------------------------------------------------------------------
Mississippi
Claiborne County, Pollution Control Revenue, 2.65%, 12/10/2001                       6,325,000        6,325,000
-------------------------------------------------------------------------------------------------------------------
Nebraska
Omaha Public Power District, 2.1%, 11/13/2001                                        4,750,000        4,750,000
Public Power District, 2.5%, 1/15/2002                                               4,000,000        4,000,000
-------------------------------------------------------------------------------------------------------------------
Nevada
Las Vegas Valley Water Authority Revenue, 2.1%, 2/8/2002                             4,600,000        4,600,000
-------------------------------------------------------------------------------------------------------------------
New Hampshire
General Obligation, 2.45%, 11/14/2001                                                3,000,000        3,000,000
-------------------------------------------------------------------------------------------------------------------
New York
New York City, Finance Authority Revenue, Series A, 3.25%, 10/2/2002                 8,000,000        8,080,474
-------------------------------------------------------------------------------------------------------------------
Ohio
Air Quality Development, 2.1%, 2/13/2002                                             2,000,000        2,000,000
Water Development, 2.4%, 12/7/2001                                                   3,000,000        3,000,000
Water Development, 2.1%, 2/14/2002                                                   6,000,000        6,000,000
-------------------------------------------------------------------------------------------------------------------
South Carolina
Public Service Authority, 1.95%, 1/11/2002                                           8,914,000        8,914,000
Public Service Authority, 1.95%, 1/16/2002                                           5,600,000        5,600,000
Public Service Authority, 1.95%, 1/18/2002                                           8,000,000        8,000,000
Public Service Authority, 1.95%, 1/23/2002                                           7,500,000        7,500,000
-------------------------------------------------------------------------------------------------------------------
Texas
Dallas Water & Sewer Authority, 2.05%, 11/13/2001                                   10,000,000       10,000,000
Harris County, 2%, 11/14/2001                                                        5,885,000        5,885,000
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       13

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Harris County, 2.45%, 11/14/2001                                                     6,842,000        6,842,000
Harris County, 2%, 11/15/2001                                                        5,000,000        5,000,000
Harris County, 2%, 1/11/2002                                                         2,300,000        2,300,000
Municipal Power Agency, 2.6%, 11/14/2001                                             8,800,000        8,800,000
Public Finance Authority, 2%, 1/10/2002                                             10,000,000       10,000,000
San Antonio Electric & Gas, 1.95%, 1/17/2002                                        10,000,000       10,000,000
San Antonio Electric & Gas, 1.95%, 1/29/2002                                        10,000,000       10,000,000
Tax and Revenue Anticipation Notes, Series A, 3.75%, 8/29/2002                      15,000,000       15,155,698
University of Texas, 1.95%, 1/23/2002                                                3,000,000        3,000,000
-------------------------------------------------------------------------------------------------------------------
Utah
Intermountain Power Agency, 2.05%, 11/1/2001                                         5,600,000        5,600,000
Intermountain Power Agency, 2%, 12/10/2001                                           5,000,000        5,000,000
Intermountain Power Agency, 2.5%, 1/15/2002                                          5,000,000        5,000,000
Intermountain Power Agency, 2.5%, 1/15/2002                                          2,000,000        2,000,000
Intermountain Power Agency, 1.95%, 1/16/2002                                         3,000,000        3,000,000
Intermountain Power Agency, 1.95%, 1/23/2002                                         2,000,000        2,000,000
Intermountain Power Agency, 2.1%, 2/14/2002                                         11,000,000       11,000,000
-------------------------------------------------------------------------------------------------------------------
Virginia
Chesterfield County, Industrial Development Authority, 2.15%, 11/14/2001             7,000,000        7,000,000
Louisa County, Industrial Development Authority, 2.1%, 11/16/2001                    5,500,000        5,500,000
Louisa County, Industrial Development Authority, 2.3%, 11/19/2001                    4,000,000        4,000,000
Louisa County, Industrial Development Authority, 2.3%, 11/20/2001                    3,700,000        3,700,000
Louisa County, Industrial Development Authority, 2.05%, 12/18/2001                   3,400,000        3,400,000
-------------------------------------------------------------------------------------------------------------------
Washington
Tacoma Electric, 2.8%, 11/9/2001                                                     4,000,000        4,000,000
-------------------------------------------------------------------------------------------------------------------
Wyoming
Sweetwater, Pollution Control Revenue, 2.4%, 11/8/2001                               5,500,000        5,500,000
Sweetwater, Pollution Control Revenue, 2%, 2/13/2002                                 4,500,000        4,500,000
-------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $458,581,565)                                                          458,581,565
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio 100.0% -- (Cost $971,066,565) (a)                                        971,066,565
-------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of October 31, 2001.
(a)      Cost for federal income tax purposes was $971,066,565.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of October 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                     Government
                                                                    Money Market     Securities      Tax-Exempt
Assets                                                               Portfolio       Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------
Investments in securities (for cost, see accompanying portfolio of investments):
Short-term notes                                                  $10,280,503,394 $ 1,236,072,176 $   971,066,565
-------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                 175,262,000     697,637,000              --
-------------------------------------------------------------------------------------------------------------------
Cash                                                                          781           7,167       4,572,876
-------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                --              --       1,116,321
-------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                        88,525,982       6,675,184       6,594,428
-------------------------------------------------------------------------------------------------------------------
Interest receivable                                                    14,075,118       5,105,619       2,702,764
-------------------------------------------------------------------------------------------------------------------
Due from Advisor                                                          425,496              --              --
-------------------------------------------------------------------------------------------------------------------
Other assets                                                               11,966              --          13,291
-------------------------------------------------------------------------------------------------------------------
Total assets                                                       10,558,804,737   1,945,497,146     986,066,245
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                              --      32,500,000              --
-------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                       84,871,503       6,531,859       6,558,535
-------------------------------------------------------------------------------------------------------------------
Dividends payable                                                      19,902,157       3,261,119       1,282,353
-------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                  1,346,188         253,165         122,709
-------------------------------------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                        40,312          19,244          18,606
-------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                     5,620,699       1,250,052         614,712
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     111,780,859      43,815,439       8,596,915
-------------------------------------------------------------------------------------------------------------------
Net assets, at value                                              $10,447,023,878 $ 1,901,681,707 $   977,469,330
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
Net assets consist of:
Accumulated net realized gain (loss)                              $        (6,042)$        12,229 $            --
-------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                    10,447,029,920   1,901,669,478     977,469,330
-------------------------------------------------------------------------------------------------------------------
Net assets, at value                                              $10,447,023,878 $ 1,901,681,707 $   977,469,330
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of October 31, 2001 (Unaudited) (continued)
-------------------------------------------------------------------------------------------------------------------
                                                                                     Government
                                                                    Money Market     Securities      Tax-Exempt
Net Asset Value                                                      Portfolio       Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------
Institutional Shares
Net assets applicable to shares outstanding                       $ 532,051,099   $          --   $ 206,816,069
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                         532,052,815              --     206,829,566
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                        $        1.00   $          --   $        1.00
-------------------------------------------------------------------------------------------------------------------
Managed Shares
Net assets applicable to shares outstanding                       $          --   $          --   $ 197,785,467
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                                  --              --     197,787,501
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                                   --   $          --   $        1.00
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
Net assets applicable to shares outstanding                       $2,523,143,378  $1,455,959,693  $ 104,380,380
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                       2,523,152,271   1,455,955,309     104,380,405
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                        $        1.00   $        1.00   $        1.00
-------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares
Net assets applicable to shares outstanding                       $ 155,977,446   $          --   $          --
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                         155,977,648              --              --
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                        $        1.00   $          --   $          --
-------------------------------------------------------------------------------------------------------------------
Service Shares
Net assets applicable to shares outstanding                       $7,235,851,955  $ 445,722,014   $ 468,487,414
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited
number of shares authorized                                       7,235,876,320     445,719,825     468,487,536
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net
assets/shares outstanding)                                        $        1.00   $        1.00   $        1.00
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------------------------
 Statement of Operations for the six months ended October 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                     Government
                                                                    Money Market     Securities      Tax-Exempt
Investment Income                                                    Portfolio       Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------
Income:
Interest                                                          $   203,123,178 $    34,667,552 $    13,817,485
-------------------------------------------------------------------------------------------------------------------
Total income                                                          203,123,178      34,667,552      13,817,485
-------------------------------------------------------------------------------------------------------------------
Expenses:
Management fee                                                          7,966,023       1,421,567         784,676
-------------------------------------------------------------------------------------------------------------------
Services to shareholders                                               18,023,581       2,164,504         926,720
-------------------------------------------------------------------------------------------------------------------
Custodian fees                                                            510,247          40,706          23,712
-------------------------------------------------------------------------------------------------------------------
Distribution service fees                                              25,320,553       3,184,309       1,485,082
-------------------------------------------------------------------------------------------------------------------
Administrative service fees                                             3,087,330       1,656,066         114,722
-------------------------------------------------------------------------------------------------------------------
Auditing                                                                   29,532           5,031          11,332
-------------------------------------------------------------------------------------------------------------------
Legal                                                                      56,874           2,989           3,159
-------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                35,330          35,357           3,896
-------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                   819,578          39,528         112,182
-------------------------------------------------------------------------------------------------------------------
Registration fees                                                         234,296          18,688          50,053
-------------------------------------------------------------------------------------------------------------------
Other                                                                     219,651          29,494          22,011
-------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                              56,302,995       8,598,239       3,537,545
-------------------------------------------------------------------------------------------------------------------
Expense reductions                                                     (5,773,582)         (1,340)         (6,070)
-------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                               50,529,413       8,596,899       3,531,475
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          152,593,765      26,070,653      10,286,010
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                        53,897          12,229             477
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   152,647,662 $    26,082,882 $    10,286,487
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------

                                                                                       Money Market Portfolio
                                                                                  ---------------------------------
                                                                                     Six Months
                                                                                       Ended
                                                                                    October 31,       Year Ended
Increase (Decrease) in Net Assets                                                 2001 (Unaudited)  April 30, 2001
-------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income                                                             $   152,593,765 $   495,234,957
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                   53,897              --
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  152,647,662     495,234,957
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
Institutional Shares                                                                   (6,485,390)    (18,426,604)
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                                                           (35,015,704)    (91,043,378)
-------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares                                                    (2,197,909)     (3,199,030)
-------------------------------------------------------------------------------------------------------------------
Service Shares                                                                       (109,420,177)   (382,565,945)
-------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:                     17,207,493,148  51,486,565,007
Proceeds from shares sold
-------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                         167,482,147     482,622,944
-------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                            (17,185,547,118)(48,237,293,415)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                    189,428,177   3,731,894,536
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                     188,956,659   3,731,894,536
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                  10,258,067,219   6,526,172,683
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                       $10,447,023,878 $10,258,067,219
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------

                                                  Government Securities Portfolio       Tax-Exempt Portfolio
                                                  -----------------------------------------------------------------
                                                     Six Months                      Six Months
                                                       Ended                           Ended
                                                    October 31,      Year Ended     October 31,       Year Ended
Increase (Decrease) in Net Assets                 2001 (Unaudited) April 30, 2001 2001 (Unaudited)  April 30, 2001
-------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income                             $    26,070,653 $    74,732,198 $    10,286,010 $    32,009,131
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                   12,229              --             477              --
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                             26,082,882      74,732,198      10,286,487      32,009,131
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment
income:
Institutional Shares                                           --              --      (2,825,760)     (8,133,719)
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                                 --              --      (2,384,075)     (5,597,735)
-------------------------------------------------------------------------------------------------------------------
Premium Money Market Shares                           (18,856,209)    (47,430,937)       (787,980)     (2,252,845)
-------------------------------------------------------------------------------------------------------------------
Service Shares                                         (7,108,394)    (27,301,261)     (3,986,927)    (16,024,832)
-------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of
$1.00 per share:
Proceeds from shares sold                           1,279,837,264   4,220,459,628   1,920,891,341   3,619,074,667
-------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                          29,019,427      70,532,644       6,222,886      17,820,450
-------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                            (1,241,210,694) (2,958,710,144) (1,907,768,316) (3,444,562,332)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                     67,645,997   1,332,282,128      19,345,911     192,332,785
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                      67,764,276   1,332,282,128      19,647,656     192,332,785
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                   1,833,917,431     501,635,503     957,821,674     765,488,889
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                       $ 1,901,681,707 $ 1,833,917,431 $   977,469,330 $   957,821,674
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
-------------------------------------------------------------------------------------------------------------------

Money Market Portfolio -- Service Shares

-------------------------------------------------------------------------------------------------------------------
 Years Ended April 30,                          2001^a      2001        2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   1.00   $   1.00    $   1.00    $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                             .01        .05         .05         .04        .05         .05
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income   (.01)      (.05)       (.05)       (.04)      (.05)       (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   1.00   $   1.00    $   1.00    $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)^b                               1.49**     5.52        4.74        4.46       4.85        4.60
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)          7,236      7,630       6,315       3,343      1,995         585
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                  1.19*      1.11^c       1.08        1.10       1.10        1.03
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                                  1.04*      1.01^c       1.00        1.00       1.00        1.00
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)       2.93*       5.37        4.72        4.34       4.71        4.51
-------------------------------------------------------------------------------------------------------------------

Government Securities Portfolio -- Service Shares

-------------------------------------------------------------------------------------------------------------------
 Years Ended April 30,                          2001^a      2001        2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   1.00   $   1.00    $   1.00    $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                             .01        .05         .04         .04        .05         .05
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income   (.01)      (.05)       (.04)       (.04)      (.05)       (.05)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   1.00   $   1.00    $   1.00    $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)^b                               1.39**     5.41        4.54        4.34       4.78        4.69
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            446        534         498         793        805         545
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                  1.03*      1.10^d       1.08        1.01       1.02         .99
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                                  1.03*      1.01^d       1.00        1.00        .98         .92
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)       2.80*       5.27        4.37        4.24       4.68        4.59
-------------------------------------------------------------------------------------------------------------------

^a       For the six months ended October 31, 2001 (Unaudited).
^b       Total return would have been lower had certain expenses not been reduced.
^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.09% and 1.00%, respectively (see Notes to Financial Statements).
^d The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.08% and 1.00%, respectively (see Notes to Financial Statements).
*        Annualized
**       Not annualized

Tax-Exempt Portfolio -- Service Shares

-------------------------------------------------------------------------------------------------------------------
 Years Ended April 30,                          2001^a       2001        2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   1.00   $   1.00    $   1.00    $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                             .01        .03         .03         .02        .03         .03
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income   (.01)      (.03)       (.03)       (.02)      (.03)       (.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   1.00   $   1.00    $   1.00    $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                .83**      3.23^b       2.68        2.50       2.92^b      2.82b
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)            468        515         465         381        368         221
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                                  1.00*      1.01^c        .95         .91        .97         .96
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                                  1.00*       .99^c        .95         .91        .91         .81
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)       1.75*       3.11        2.66        2.45       2.87        2.78
-------------------------------------------------------------------------------------------------------------------

^a       For the six months ended October 31, 2001 (Unaudited).
^b       Total return would have been lower had certain expenses not been reduced.
^c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were .98% and .98%, respectively (see Notes to Financial Statements).
*        Annualized
**       Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------


1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Government Securities Portfolio offers two classes of shares: Institutional and Managed. Tax-Exempt Portfolio offers four classes of shares: Institutional, Managed, Premier Money Market and Service. Certain detailed financial information for the Premier Money Market shares of each Portfolio, the Institutional shares of the Money Market Portfolio and Tax-Exempt Portfolio, the Premium Reserve Money Market shares of the Money Market Portfolio and the Managed shares of the Tax-Exempt Portfolio is provided separately and is available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Trust expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Portfolio pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2001, the Portfolios incurred the following management fees:


                                                     Management       Effective
Portfolio                                             Fees ($)        Rate (%)
--------------------------------------------------------------------------------
Money Market Portfolio                                 7,966,023             .16
--------------------------------------------------------------------------------
Government Securities Portfolio                        1,421,567             .16
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                     784,676             .16
--------------------------------------------------------------------------------


In addition, during the six-month period, the Advisor voluntarily maintained the annualized expenses of the Money Market Portfolio Service shares and the Government Securities Portfolio Service shares at not more than 1.07% of average daily net assets for each Portfolio. The Advisor also maintained the annualized expenses of the Money Market Institutional shares at not more than 0.25% of average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. On December 4, 2001, a definitive agreement was signed and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Distribution Service Agreement. Each Portfolio has a distribution agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. For its services as primary distributor, each Portfolio pays SDI an annual fee ("Distribution Fee") of 0.60%, 0.60% and 0.50% of average daily net assets for the Service shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, and 0.25% of average net assets for the Premier Money Market shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, pursuant to separate Rule 12b-1 plans for this Trust. In addition, effective July 27, 2001, the Money Market Portfolio pays SDI a Distribution Fee of up to 0.075% for Institutional shares and 0.10% of the Premium Reserve Money Market shares, of average daily net assets. Effective July 27, 2001, the Managed shares of the Tax-Exempt Portfolio pays SDI a Distribution Fee of up to 0.25% of average daily net assets. This change did not result in any increase in fees or expenses for each respective portfolio. For the six months ended October 31, 2001, the Distribution Fee was as follows:


                                              Distribution  Amount unpaid at
Portfolio                                        Fee ($)    October 31, 2001 ($)
--------------------------------------------------------------------------------
Money Market Portfolio                         25,320,553      4,110,350
--------------------------------------------------------------------------------
Government Securities Portfolio                 3,184,309        541,209
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                            1,485,082        224,114
--------------------------------------------------------------------------------


Each Portfolio has an administrative and shareholder services agreement with SDI for providing information and administrative services to shareholders. The Premier Money Market shares of each respective Portfolio pay SDI a fee ("Service Fee") at an annual rate of up to 0.25% of average daily net assets. Effective July 27, 2001, the Premium Reserve Money Market shares of the Money Market Portfolio pay SDI a service fee of up to 0.15%, reduced from up to 0.25% of average daily net assets. Effective July 27, 2001, Institutional shares of the Money Market Portfolio pay SDI a fee at an annual rate of up to 0.15% of average daily net assets. Effective July 27, 2001, the Tax-Exempt Portfolio Managed shares do not accrue a Service Fee but accrue a Distribution Fee. This change did not result in any increase in fees or expenses for each respective portfolio. For the six months ended October 31, 2001, the Service Fee was as follows:


                                                              Amount unpaid at
Portfolio                                 Service Fee ($)   October 31, 2001 ($)
--------------------------------------------------------------------------------
Money Market Portfolio                  3,087,330                556,524
--------------------------------------------------------------------------------
Government Securities Portfolio         1,656,066                315,156
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                      114,722                 20,888
--------------------------------------------------------------------------------


Shareholder Services Agreement. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the shareholder service agent of the Trust. For the six months ended October 31, 2001, the amount charged to the Portfolios by SISC was as follows:


                                                                              Unpaid at October 31,
Portfolio                          Total Aggregated ($)          Fees Waived        2001 ($)
----------------------------------------------------------------------------------------------------
Money Market Portfolio               13,590,298                   5,758,701    5,333,206
----------------------------------------------------------------------------------------------------
Government Securities Portfolio       1,731,603                          --      154,256
----------------------------------------------------------------------------------------------------
Tax-Exempt Portfolio                    802,642                          --      251,303
----------------------------------------------------------------------------------------------------


Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specific amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio custody and transfer agent fees were reduced as follows:


                                                                  Transfer Agent
Portfolio                                     Custodian Fee ($)      Fees ($)
--------------------------------------------------------------------------------
Money Market Portfolio                         9,734                  5,147
--------------------------------------------------------------------------------
Government Securities Portfolio                  427                    913
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                           5,652                    418
--------------------------------------------------------------------------------


4. Line of Credit

The Trust and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

                                                      Six Months ended                      Year Ended
Money Market Portfolio                                October 31, 2001                    April 30, 2001
-------------------------------------------------------------------------------------------------------------------
                                                  Shares           Dollars           Shares           Dollars
-------------------------------------------------------------------------------------------------------------------

Shares sold
-------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares              178,329,786  $   178,333,341       254,841,452  $   254,841,452
-------------------------------------------------------------------------------------------------------------------
Service Shares                                14,291,622,570   14,291,957,793    45,599,005,304   45,999,005,304
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                           1,300,027,062    1,300,025,153     1,825,905,487    1,825,905,487
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                    1,437,077,128    1,437,176,861     3,806,812,764    3,806,812,764
-------------------------------------------------------------------------------------------------------------------
                                                              $17,207,493,148                    $51,486,565,007
-------------------------------------------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
-------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares                2,230,304  $     2,230,304         2,759,421  $     2,759,421
-------------------------------------------------------------------------------------------------------------------
Service Shares                                   123,632,986      123,632,987       381,118,965      381,118,965
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                               3,032,359        3,032,359        16,394,646       16,394,646
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                       38,586,498       38,586,497        82,349,912       82,349,912
-------------------------------------------------------------------------------------------------------------------
                                                              $   167,482,147                    $   482,622,944
-------------------------------------------------------------------------------------------------------------------

Shares redeemed
-------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares             (129,638,791) $  (129,638,792)     (168,476,653) $  (169,476,653)
-------------------------------------------------------------------------------------------------------------------
Service Shares                               (14,809,478,665) (14,809,478,924)  (44,664,932,128) (44,664,932,128)
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                          (1,058,058,331)  (1,058,058,331)   (1,738,222,890)  (1,738,222,890)
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                   (1,188,371,071)  (1,188,371,071)   (1,664,661,744)  (1,664,661,744)
-------------------------------------------------------------------------------------------------------------------
                                                             $(17,185,547,118)                  $(48,237,293,415)
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
-------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares               50,921,299  $    50,924,853        89,124,220  $    88,124,220
-------------------------------------------------------------------------------------------------------------------
Service Shares                                  (394,223,109)    (393,888,144)    1,315,192,141    1,315,192,141
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                             245,001,090      244,999,181       104,077,243      104,077,243
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                      287,292,555      287,392,287     2,224,500,932    2,224,500,932
-------------------------------------------------------------------------------------------------------------------
                                                              $   189,428,177                    $ 3,731,894,536
-------------------------------------------------------------------------------------------------------------------


                                       25

                                                      Six Months ended                      Year Ended
Government Securities Portfolio                       October 31, 2001                    April 30, 2001
-------------------------------------------------------------------------------------------------------------------
                                                  Shares           Dollars           Shares           Dollars
-------------------------------------------------------------------------------------------------------------------

Shares sold
-------------------------------------------------------------------------------------------------------------------
Service Shares                                   829,564,854  $   829,503,889     2,565,961,773  $ 2,565,961,773
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                      450,384,115      450,333,375     1,654,497,855    1,654,497,855
-------------------------------------------------------------------------------------------------------------------
                                                              $ 1,279,837,264                    $ 4,220,459,628
-------------------------------------------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
-------------------------------------------------------------------------------------------------------------------
Service Shares                                     8,154,611  $     8,154,611        27,603,413  $    27,603,413
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                       20,864,816       20,864,816        42,929,231       42,929,231
-------------------------------------------------------------------------------------------------------------------
                                                              $    29,019,427                    $    70,532,644
-------------------------------------------------------------------------------------------------------------------

Shares redeemed
-------------------------------------------------------------------------------------------------------------------
Service Shares                                  (926,283,162) $  (926,283,163)   (2,557,208,371) $(2,557,208,371)
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                     (314,927,531)   (314,927,531)      (401,501,773)    (401,501,773)
-------------------------------------------------------------------------------------------------------------------
                                                             $(1,241,210,694)                    $(2,958,710,144)
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
-------------------------------------------------------------------------------------------------------------------
Service Shares                                   (88,563,697)    (88,624,663)        36,356,815       36,356,815
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                      156,321,400  $  156,270,660      1,295,925,313  $ 1,295,925,313
-------------------------------------------------------------------------------------------------------------------
                                                              $   67,645,997                     $ 1,332,282,128
-------------------------------------------------------------------------------------------------------------------

                                                      Six Months ended                      Year Ended
Tax-Exempt Portfolio                                  October 31, 2001                    April 30, 2001
-------------------------------------------------------------------------------------------------------------------
                                                  Shares           Dollars           Shares           Dollars
-------------------------------------------------------------------------------------------------------------------

Shares sold
-------------------------------------------------------------------------------------------------------------------
Service Shares                                   970,290,433  $   970,145,207     2,671,055,047  $ 2,671,055,047
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                             642,025,195      641,958,249       465,122,993      465,122,993
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                   187,038,755      186,974,290       259,273,270      259,273,270
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                      121,840,953      121,813,595       223,623,357      223,623,357
-------------------------------------------------------------------------------------------------------------------
                                                              $ 1,920,891,341                    $ 3,619,074,667
-------------------------------------------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
-------------------------------------------------------------------------------------------------------------------
Service Shares                                     4,636,659  $     4,636,659        15,038,743  $    15,038,743
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                                 526,122          526,122           699,823          699,823
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                       190,345          190,345            33,088           33,088
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                          869,760          869,760         2,048,796        2,048,796
-------------------------------------------------------------------------------------------------------------------
                                                              $     6,222,886                    $    17,820,450
-------------------------------------------------------------------------------------------------------------------

                                       26

Shares redeemed
-------------------------------------------------------------------------------------------------------------------
Service Shares                                (1,021,094,429)$(1,021,094,429)  (2,635,973,998)  $(2,635,973,998)
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                            (617,433,910)   (617,447,338)      (453,337,641)    (453,337,641)
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                  (164,190,879)   (164,190,879)      (215,882,141)    (215,882,141)
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                     (105,035,670)   (105,035,670)      (139,368,552)    (139,368,552)
-------------------------------------------------------------------------------------------------------------------
                                                             $(1,907,768,316)                    $(3,444,562,332)
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
-------------------------------------------------------------------------------------------------------------------
Service Shares                                   (46,167,337)    (46,312,563)        50,119,792       50,119,792
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                              25,117,407       25,037,033        12,485,175       12,485,175
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                    23,038,221       22,973,756        43,424,217       43,424,217
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                       17,675,043       17,647,685        86,303,601       86,303,601
-------------------------------------------------------------------------------------------------------------------
                                                              $    19,345,911                    $   192,332,785
-------------------------------------------------------------------------------------------------------------------

Shareholder Meeting Results
--------------------------------------------------------------------------------


A Special Meeting of Shareholders (the "Meeting") of Cash Account Trust (the "Trust") was held on Friday, May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matter was voted upon by the shareholders of all series of the Trust, voting together:

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                                                Number of Votes:
                              -------------------------------------------------------------------------------------
Trustee                                   For                       Withheld                Broker Non-Votes*
-------------------------------------------------------------------------------------------------------------------
John W. Ballantine                   8,342,627,236                118,337,986                       0
-------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                     8,341,933,551                119,031,671                       0
-------------------------------------------------------------------------------------------------------------------
Mark S. Casady                       8,339,593,556                121,371,667                       0
-------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                    8,341,653,256                119,311,967                       0
-------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                    8,342,533,953                118,431,269                       0
-------------------------------------------------------------------------------------------------------------------
James R. Edgar                       8,339,543,062                121,422,160                       0
-------------------------------------------------------------------------------------------------------------------
William F. Glavin                    8,340,193,308                120,771,915                       0
-------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                    8,342,106,716                118,858,507                       0
-------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                  8,341,932,531                119,032,692                       0
-------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                      8,338,939,795                122,025,427                       0
-------------------------------------------------------------------------------------------------------------------
William P. Sommers                   8,341,750,693                119,214,529                       0
-------------------------------------------------------------------------------------------------------------------
John G. Weithers                     8,340,455,454                120,509,769                       0
-------------------------------------------------------------------------------------------------------------------

The following matters were voted upon by the shareholders of each series of the Trust, as applicable:

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the Money Market Portfolio for the current fiscal year:

              Affirmative                    Against                   Abstain
--------------------------------------------------------------------------------
             7,193,161,143                  39,059,483                60,806,468
--------------------------------------------------------------------------------


3. To ratify the selection of Ernst & Young LLP as the independent auditors for the Government Securities Portfolio for the current fiscal year:

              Affirmative                     Against                 Abstain
--------------------------------------------------------------------------------
              682,718,419                    6,958,258               8,963,521
--------------------------------------------------------------------------------

4. To ratify the selection of Ernst & Young LLP as the independent auditors for the Tax-Exempt Portfolio for the current fiscal year:

              Affirmative                      Against                 Abstain
--------------------------------------------------------------------------------
              458,974,808                     1,779,516               8,543,607
--------------------------------------------------------------------------------

The following matter was voted upon by the shareholders of the Money Market
Portfolio:

5. To approve an amendment to the concentration policy of the Money Market Portfolio^1:

         Affirmative          Against            Abstain      Broker Non-Votes*
--------------------------------------------------------------------------------
        3,038,144,202       120,976,004        157,909,319      3,147,619,184
--------------------------------------------------------------------------------

^1 This proposal was not approved by shareholders.

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Privacy Statement                                                   October 2001
--------------------------------------------------------------------------------


This privacy statement is issued by Zurich Scudder Investments, Inc. (Scudder), its affiliates Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Trust Company, and each of the funds managed or advised by Scudder. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by Scudder.

Questions on this policy may be sent to: Zurich Scudder Investments, Attention:
Correspondence-- Chicago, P.O. Box 219415, Kansas City, Mo. 64121-9415.

Notes
--------------------------------------------------------------------------------

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606




This report is not to be distributed unless preceded or accompanied by a Cash Account Trust prospectus.